BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2019
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

Basis of consolidation

Management has prepared the accompanying unaudited condensed consolidated financial statements for the three-month and six-month periods ended June 30, 2019, and these operating results are not necessarily indicative of the results that may be expected for the year ending December 31, 2019.

The condensed consolidated statement of financial position at December 31, 2018 has been derived from the audited consolidated financial statements at that date but does not include all the information and footnotes required by International Financial Reporting Standards (“IFRS”) for complete financial statements. For further information, refer to the consolidated financial statements and footnotes thereto included in the annual report on Form 20-F of China Natural Resources, Inc. (“CHNR” or the “Company”) for the year ended December 31, 2018 (the “2018 Annual Report”).

The condensed consolidated financial statements include the accounts of CHNR and those subsidiaries in which CHNR has direct or indirect controlling interests (collectively referred to as the “Group”). The Company’s subsidiaries as of December 31, 2018 are as described in the 2018 Annual Report.

For the convenience of readers, amounts in Renminbi, the Chinese currency (“CNY”), have been translated into United States dollars (“US$”) at the applicable rate of US$1.00 = CNY6.8668 as quoted by www.ofx.com as of June 30, 2019, except as disclosed otherwise. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate, or at all.

Going concern

As of June 30, 2019, the Group had net current liabilities of CNY26.17million (US$3.81 million), and shareholder’s deficiency in assets of CNY24.78 million (US$3.61 million). In view of these circumstances, the Directors have given consideration to the future liquidity and performance of the Group and its available sources of finance in assessing whether the Group will have sufficient financial resources to continue as a going concern. The Group has obtained confirmations of continuous financial support from Feishang Group Limited (“Feishang Group” or the “Shareholder”) and Feishang Enterprise Group Limited (“Feishang Enterprise”), entities controlled by Mr. Li Feilie, the principal beneficial shareholder of the Company, which have stated that Feishang Group and Feishang Enterprise would provide continuous financial support to the Group in relation to the going concern of its operations, including payments on debts and will not recall any amounts due to them until the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group. Accordingly, in the opinion of the Directors, it is appropriate for the condensed consolidated financial statements to be prepared on a going concern basis.

Changes in accounting policies

IFRS 16 Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases - Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model. Lessor accounting under IFRS 16 is substantially unchanged under IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. As the Group is not a lessor, the accounting for leases as a lessor has had no impact to the Group.

The Group adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initial adoption as an adjustment to the opening balance of retained earnings at January 1, 2019, and the comparative information for 2018 was not restated and continues to be reported under IAS 17.

New definition of a lease

Under IFRS 16, a contract is, or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease and non-lease component on the basis of their standalone prices. A practical expedient is available to a lessee, which the Group has adopted, not to separate non-lease components and to account for the lease and the associated non-lease components (e.g., property management services for leases of properties) as a single lease component.

As a lessee – Leases previously classified as operating leases

Nature of the effect of adoption of IFRS 16

The Group has lease contracts for office buildings. As a lessee, the Group previously classified leases as either finance leases or operating leases based on the assessment of whether the lease transferred substantially all the rewards and risks of ownership of assets to the Group. Under IFRS 16, the Group applies a single approach to recognize and measure right-of-use assets and lease liabilities for all leases, except for two elective exemptions for leases of low value assets (elected on a lease by lease basis) and short-term leases (elected by class of underlying asset). The Group has elected not to recognize right-of-use assets and lease liabilities for (i) leases of low-value assets (e.g., laptop computers and telephones); and (ii) leases, that at the commencement date, have a lease term of 12 months or less.  Instead, the Group recognizes the lease payments associated with those leases as an expense on a straight-line basis over the lease term.

Impacts on transition

Lease liabilities at January 1, 2019 were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at January 1, 2019 and included in lease liabilities.

The right-of-use assets for all leases were measured at the amount of the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the statement of financial position immediately before January 1, 2019. The Group elected to present the right-of-use assets separately in the statement of financial position.

The Group has used the following elective practical expedients when applying IFRS 16 at January 1, 2019:

•

Used a single discount rate to a portfolio of leases with reasonably similar characteristics

•

Applied the short-term leases exemptions to leases with lease term that ends within 12 months at the date of initial application

•

Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application

•

Used hindsight in determining the lease term where the contract contains options to extend or terminate the lease

The impacts arising from the adoption of IFRS 16 as at January 1, 2019 are as follows:

Increase
CNY
(Unaudited)
Assets
Increase in right-of-use assets	1,803

Increase in total assets	1,803

Liabilities
Increase in the non-current portion of lease liabilities	593
Increase in the current portion of lease liabilities	1,210

Increase in total liabilities	1,803

The lease liabilities as at January 1, 2019 reconciled to the operating lease commitments as at December 31, 2018 are as follows:

CNY
(Unaudited)

Operating lease commitments as at December 31, 2018	1,891
Weighted average incremental borrowing rate as at January 1, 2019	4.75%

Discounted operating lease commitments and lease liabilities as at January 1, 2019	1,803

Summary of new accounting policies

The accounting policy for leases as disclosed in the annual financial statements for the year ended December 31, 2018 is replaced with the following new accounting policies upon adoption of IFRS 16 from January 1, 2019:

Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term.

Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.  After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in future lease payments arising from a change in an index or rate, a change in the lease term, a change in the in-substance fixed lease payments or a change in assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of certain offices and apartments for employees (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). The Group also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below CNY35,000). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Significant judgment in determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

Amounts recognized in the interim condensed consolidated statements of financial position and profit or loss

The carrying amounts of the Group’s right-of-use assets and lease liabilities, and the movement during the period are as follows:

	Right-of-use assets
	Building	Total	Lease liabilities
	CNY	CNY	CNY

As at January 1, 2019	1,803	1,803	1,803

Addition	—	—	—
Depreciation expense	(611)	(611)	—
Interest expense	—	—	37
Payments	—	—	(538)

As at June 30, 2019	1,192	1,192	1,302